Risk Report - Credit Risk Management - IFRS 9 2.2 Focus Areas - Non-recourse CRE Portfolio (Detail) - Gross Carrying Amount [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IFRS 9 Focus Areas Non Recourse CRE Portfolio [Line Items]
Total Non Recourse CRE Portfolio Exposure by stages	[1]	€ 38,192	€ 38,869
Stage 1	[1]	27,325	31,892
Stage 2	[1]	7,661	5,233
Stage 3	[1]	3,206	1,744
Provision for credit losses	[1],[2]	€ 445	€ 128

[1]	Loans at amortized cost
[2]	Provision for Credit Losses do not include country risk provisions